SUBSEQUENT EVENTS - IPO (Details) € in Millions, $ in Millions			12 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 16, 2024 EUR (€)	Dec. 31, 2022 USD ($)
SUBSEQUENT EVENTS
Loans from related parties			$ 4,077.0		$ 4,039.0
Parent company (Amer Sports Holding (Cayman) Limited)
SUBSEQUENT EVENTS
Loans from related parties			4,077.5		$ 4,041.1
Refinancing activities | Parent company (Amer Sports Holding (Cayman) Limited)
SUBSEQUENT EVENTS
Amount of loan equitized		$ 2,600.0
Loans from related parties			4,080.0
Refinancing activities | 7-year USD 500 million term loan facility
SUBSEQUENT EVENTS
Duration of the loans	7 years
Loan amount	$ 500.0
Refinancing activities | 7-year EUR 700 million term loan facility
SUBSEQUENT EVENTS
Duration of the loans	7 years
Loan amount | €				€ 700
Refinancing activities | USD 710 million 5-year revolving credit facility
SUBSEQUENT EVENTS
Duration of the loans	5 years
Loan amount	$ 710.0
Refinancing activities | USD 800 million of 6.750% new senior secured notes
SUBSEQUENT EVENTS
Loan amount	$ 800.0
Interest rate	6.75%			6.75%
Refinancing activities | Old term loan facility
SUBSEQUENT EVENTS
Carrying amount of loan repaid senior facilities agreement			1,860.0
Refinancing activities | Bilateral Facility Standard Chartered
SUBSEQUENT EVENTS
Carrying amount of loan repaid senior facilities agreement			90.0
Refinancing activities | Old revolving credit facility
SUBSEQUENT EVENTS
Carrying amount of loan repaid senior facilities agreement			$ 291.0